Summary of Significant Accounting Policies - Common stock subject to possible redemption (Details) - USD ($)						3 Months Ended		12 Months Ended
	Nov. 13, 2024	Mar. 14, 2024	Jul. 07, 2023	Jun. 09, 2023	May 25, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 11, 2024
Temporary equity
Temporary Equity, Redemption Price Per Share	$ 11.15
Redemption of Class A common stock	$ (12,543,118)		$ (197,694,657)
Trust Account withdrawal for tax payments							$ (489,119)	$ (489,119)	$ (2,287,729)
Remeasurement of Class A common stock subject to possible redemption						$ (4,494)	(559,907)	(966,174)	(6,707,678)
Class A common stock
Temporary equity
Temporary Equity, Redemption Price Per Share						$ 10.49
Redemption of Class A common stock						$ (197,694,657)
Class A common stock subject to redemption
Temporary equity
Temporary Equity, Redemption Price Per Share	$ 11.15	$ 10.79		$ 10.49						$ 11.08
Temporary Equity, Balance at the beginning						429,151	44,709,805	44,709,805	237,984,513
Redemption of Class A common stock	$ (12,543,118)	$ (32,214,591)	$ (197,694,657)	$ (197,694,657)				(44,757,709)	(197,694,657)
Trust Account withdrawal for tax payments								(489,119)	(2,287,729)
Remeasurement of Class A common stock subject to possible redemption						4,494		966,174	6,707,678
Temporary Equity, Balance at the ending						$ 433,645	$ 12,566,002	$ 429,151	$ 44,709,805
Class A common stock not subject to redemption
Temporary equity
Redemption of Class A common stock					$ (197,694,657)
Common Class A Not Subject To Redemption
Temporary equity
Redemption of Class A common stock					$ (197,694,657)